Intangible Assets, Net - Schedule of Amortization of Intangible Assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Amortization of Intangible Assets [Line Items]
Total	¥ 20,919,688	¥ 24,685,181	¥ 12,694,599
Store depreciation and amortization [Member]
Schedule of Amortization of Intangible Assets [Line Items]
Total	8,119,220	14,401,566	7,329,142
Franchise and royalty expenses [Member]
Schedule of Amortization of Intangible Assets [Line Items]
Total	¥ 12,800,468	¥ 10,283,615	¥ 5,365,457